UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ________ to ________

Date of Report (Date of earliest event reported):

Commission File Number of securitizer: ________

Central Index Key Number of securitizer: ________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☑	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Arroyo Mortgage Trust 2019-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001756363

Central Index Key Number of issuing entity (if applicable): ________

Central Index Key Number of underwriter (if applicable): ________

Adam Wright, Securitization Manager

Telephone (626) 817-5181

Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G/A. Please see the Exhibit Index for the related information.

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by Arroyo Mortgage Acquisition Company II LLC on October 19, 2018 (Accession Number 0001144204-18-054529) (the “Original Filing”). The Original Filing provided the disclosure required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to mortgage loans to be included in a securitization transaction (the “Securitization Transaction”). Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6 from the Original Filing are included as Exhibits 99.1, 99.2, 99.3, 99.4, 99.5 and 99.6 hereto. Exhibits 99.7, 99.8, 99.9, 99.10 and 99.11 to this Form ABS-15G/A provide the disclosure required by Rule 15Ga-2 (17 CFR 240.15Ga-2) with respect to additional mortgage loans to be included in the Securitization Transaction and not covered in the Original Filing. Additionally, at the time of the Original Filing, the name of the issuing entity related to the Securitization Transaction was “Arroyo Mortgage Trust 2018-2,” however the name of the issuing entity related to the Securitization Transaction was subsequently changed to “Arroyo Mortgage Trust 2019-1,” as reflected in this Form ABS-15G/A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ARROYO MORTGAGE ACQUISITION COMPANY II LLC

(Depositor)

By:	/s/ Adam Wright
Name: Adam Wright
Title: Securitization Manager

Date: February 7, 2019

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Original Filing Opus Capital Market Consultants, LLC (“Opus”) Due Diligence Narrative Report

Exhibit 99.2	Original Filing Opus Data Comparison

Exhibit 99.3	Original Filing Opus Exceptions Report

Exhibit 99.4	Original Filing Opus Grading Report

Exhibit 99.5	Original Filing Opus ASF QM Report

Exhibit 99.6	Original Filing Opus Valuation Report

Exhibit 99.7	Opus Due Diligence Narrative Report

Exhibit 99.8	Opus Data Comparison

Exhibit 99.9	Opus Exceptions Report

Exhibit 99.10	Opus Grading Report

Exhibit 99.11	Opus Valuation Report